Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com

December 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 171 (File Nos. 033-42484 and 811-06400)
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Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 171 ("PEA No. 171") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 171 is to respond to the Staff's comments on the Trust's Post-Effective Amendment No. 171, registering Institutional Class and Investor Class Shares of the CBRE Clarion Long/Short Fund (the "Fund"), and to make other non-material changes to the Fund's Prospectuses and Statement of Additional Information.

I hereby certify that PEA No. 171 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding PEA No. 171, please do not hesitate to contact me at (202) 739-5896.

Sincerely,


/s/: Christopher D. Menconi
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Christopher D. Menconi